Financial Instruments - Summary of The Impact On The Group's Net Revenues, Costs, Operation Expenses, Net Income (Loss) From Operation (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net Revenue	$ 157,620	$ 125,773	$ 98,676
Loss from operation	(49,919)	(65,929)	6,519
Total shareholders' equity	274,677	$ 327,189	$ 75,748	$ 47,085
-10% [Member] | Currency risk [member] | Impact Due To Fluctuation [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net Revenue	143,420
Cost and operating expenses	(190,016)
Loss from operation	(46,596)
Total shareholders' equity	278,001
Actual [Member] | Currency risk [member] | Impact Due To Fluctuation [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net Revenue	157,620
Cost and operating expenses	(207,539)
Loss from operation	(49,919)
Total shareholders' equity	274,677
+10% [Member] | Currency risk [member] | Impact Due To Fluctuation [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net Revenue	171,820
Cost and operating expenses	(225,062)
Loss from operation	(53,243)
Total shareholders' equity	$ 271,354